Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 03, 2016
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Mar. 03, 2016
Document Effective Date	Mar. 03, 2016
Prospectus Date	Mar. 01, 2016
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Prospectus:
Trading Symbol	ALAFX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Prospectus:
Trading Symbol	ALCFX